Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
28.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Sales & other services	2	—	—
Other purchases	18	15	12
Accounts receivable	—	2	3
Accounts payable	—	52	51

For the years ended December 31, 2019, 2018 and 2017, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the

Company perform similar policymaking functions.  These include, but are not limited to: Orange, MicroOLED and Telecom Italia.  The related party transactions presented in the table above also include transactions between the Company and its equity-method investments as listed in Note 12.

The Company made a contribution of $0.4 million for the year ended December 31, 2019 and $0.5 million for each of the years ended December 31, 2018 and 2017 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission.  Certain members of the Foundation’s Board are senior members of the Company’s management.